                [GRAPHIC]

                Smith Barney
                Institutional Cash
                Management
                Fund, Inc.

                --------------------------
                SEMI-ANNUAL REPORT
                --------------------------

                November 30, 1998

         [LOGO] Smith Barney Mutual Funds
                Investing for your future.
                Every day.(R)

Smith Barney
Institutional Cash
Management
Fund, Inc.


[PHOTO]              [PHOTO]

HEATH B.             PHYLLIS
MCLENDON             ZAHORODNY
Chairman             Vice President and
                     Investment Officer


[PHOTO]              [PHOTO]

JOSEPH               LAWRENCE T.
BENEVENTO            MCDERMOTT
Vice President and   Vice President and
Investment Officer   Investment Officer


Dear Shareholder:

We are pleased to provide the semi-annual report for Smith Barney Institutional Cash Management Fund, Inc. ("Fund") for the period ended November 30, 1998. For your convenience, we have summarized the period's prevailing economic and market conditions below. In addition, a more detailed summary of performance and current holdings can be found in the appropriate sections that follow.


Performance Summary

The chart below provides the yields for the Cash, Government and Municipal Portfolios ("Portfolio(s)") that make up the Fund for the period ended November 30, 1998.


Smith Barney Institutional Cash Management
Fund Yields (Class A Shares)

Portfolio               Seven-day Current Yield        30-Day Yield
-------------------------------------------------------------------
Cash                          5.14%                       5.15%
Government                    4.93%                       4.96%
Municipal                     3.13%                       3.14%

Please note that an investment in the Fund is neither insured nor guaranteed by the U.S. Government. Moreover, there can be no assurance that the Fund will be able to maintain a stable net asset value ("NAV") of $1.00 per share.


Cash and Government Portfolio Updates and Strategies

Global events in Russia, Japan and Asia have finally reached the United States. Many U.S. financial institutions have suffered losses due to exposure to Russia and a widening spread on debt instruments that have developed in emerging

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          1
markets. The widening spread on debt instruments has even occurred among "AA"-rated banks and brokerage firms as their future earnings continue to be questioned. The near default of a major hedge fund caused spreads to widen further as it began to unwind its portfolio.

Instability in the capital markets and the downturn in the U.S. stock market prompted the Federal Reserve Board ("Fed") to take preemptive moves and lower the federal funds rate from 5.50% to 4.75%. It appears that the 75 basis point ease in the Fed's monetary policy has enabled the financial markets to operate once again in an orderly yet still cautious fashion. In our view, it appears that a full-blown credit crunch and recession has been avoided.

The financial markets are now focused on to what degree the U.S. economy may slow, and further monetary policy eases by the Fed will depend on how the U.S. economy performs. The major G-7 countries are closely watching the financial markets and global interest-rate cuts have begun. The International Monetary Fund ("IMF") has devised liquidity plans for emerging market countries in Latin America and Asia to avoid funding disruptions when capital flows around the world become volatile.

The most recent economic data suggests to us that the U.S. economy is still healthy and growing at around 2.5% to 3% going into 1999. Several factors such as low interest rates, a healthy housing and consumer sector, recent lows in oil prices, a rebound in stock prices and a bottoming out in Asia have helped support global economic growth. A still weak manufacturing sector and some profit pressure seem to weigh negatively on the economy.

The Institutional Cash Portfolio grew roughly 100% in asset size during 1998. During that period the investment parameters for the Portfolio remained conservative. Our belief is that our investment practice of managing interest rates and buying value on the yield curve has been successful and that we would not have been as successful, if we had purchased instruments that carry additional risks. Additional cash was invested in blue-chip names such as Siemens and Procter & Gamble and our government agency discount note position was increased from 1.5% to 3.0%. The Portfolio remains well diversified with close to 75 issues with the largest exposure in any one issuer limited to 3.0%. The Portfolio is approximately 54% in banks, 43% in corporates, and 3% in government agencies. The Portfolio's average life lengthened 60 to 70 days during the past six months.

The Government Portfolio grew roughly 15% in asset size over the current year. The Portfolio has lengthened its average maturity from 30 days to 40 days so far in 1998. When financial markets turmoil was at its peak, in response to the Russian crisis in October, spreads between U.S. Treasury bills and agencies widened from 40 basis points to 120 basis points and are currently at 55 basis points.


--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders

Municipal Portfolio Update and Strategy

During 1998, the performance of the U.S. economy has helped to propel state tax collections higher and add to their strong fiscal positions. Added liquidity in state and local government general funds has also decreased the need for short-term municipal note financing. In fact, over the first eleven months of the year, municipal note issuance is down 27% over the comparable period in 1997. We have also seen a drop in the issuance of variable rate demand obligations (VRDOs) as municipal issuers look to the longer end of the municipal yield curve to lock in historically low rates.

It is our expectation that lighter issuance coupled with strong demand caused by risk-conscious investors should bring the yield on the Municipal Portfolio lower in the coming months. Yet the Municipal Portfolio has enjoyed improved credit quality of many state and local issuers and that has increased liquidity as demand has risen for short-term money market paper. At the present time, we have targeted the Portfolio's average maturity to a 55-day range. We think this average maturity target should enable the Portfolio to decrease its variable rate holdings and lock in rates in anticipation of short-term yields declining further. Moreover, in response to the financial market turmoil during the reporting period, we have further enhanced the credit quality of our bank guarantees and demand investments.

In closing, thank you for investing in the Smith Barney Institutional Cash Management Fund. We hope the Fund has proven to be a convenient, economical and competitive vehicle for your short-term assets.

Sincerely,


/s/ Heath B. McLendon                         /s/ Phyllis Zahorodny

Heath B. McLendon                             Phyllis Zahorodny
Chairman                                      Vice President and
                                              Investment Officer


/s/ Lawrence T. McDermott                     /s/ Joseph Benevento

Lawrence T. McDermott                         Joseph Benevento
Vice President and                            Vice President and
Investment Officer                            Investment Officer


December 9, 1998


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          3

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                           November 30, 1998
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

                                                                       ANNUALIZED
                                                                        YIELD ON
   FACE                                                                 DATE OF
  AMOUNT                 SECURITY                                       PURCHASE             VALUE
======================================================================================================
BANK NOTE -- 4.4%
$ 8,000,000   Bank of New York matures 3/26/99                            5.78%          $  7,995,516
 15,000,000   First Union National Bank matures 3/29/99                   5.20             15,015,239
 25,000,000   Harris Bank mature 1/26/99 to 5/10/99                    5.06 to 5.20        25,000,000
------------------------------------------------------------------------------------------------------
              TOTAL BANK NOTES
              (Cost--$48,010,755)                                                          48,010,755
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 78.4%
 10,000,000   ABN AMRO Canada matures 1/11/99                             5.63              9,937,703
 20,000,000   Abbey National North America matures 4/7/99                 5.04             19,652,866
 10,000,000   Asset Securitization matures 3/12/99                        5.30              9,854,111
 13,082,000   Associates Corp. of North America
                mature 12/22/98 to 2/11/99                            5.11 to 5.60        512,971,566
 20,000,000   Bank of America New York matures 12/9/98                    5.28             19,976,755
 10,000,000   Bank of New York matures 2/1/99                             5.14              9,912,683
 10,245,000   Banque Nationale de Paris Canada matures 12/29/98           5.15             10,204,361
 25,000,000   BCI Funding Corp. mature 12/8/98 to 5/17/99             5.14 to 5.30        524,752,279
 10,000,000   Bell Atlantic Financial Service matures 1/15/99             5.12              9,936,500
 20,000,000   Cariplo Finance Inc. matures 1/4/99                         5.54             19,898,983
 18,000,000   Centric Capital Corp. mature 12/2/98 to 2/5/99          5.27 to 5.42        517,920,075
 30,000,000   Chase Manhattan Bank mature 1/29/99 to 5/14/99          5.11 to 5.80        529,686,411
 25,000,000   Credit Suisse / First Boston, Inc.
                mature 1/27/99 to 3/11/99                             5.13 to 5.21        524,738,203
 10,000,000   Cregem North America Inc. matures 1/8/99                    5.64              9,942,155
 20,000,000   Daimler-Benz North America Co.
                mature 3/12/99 to 5/21/99                             5.04 to 5.09        519,625,525
 10,000,000   Delaware Funding Corp. matures 12/18/98                     5.32              9,975,161
 10,000,000   Den Danske Corp. matures 12/1/98                            5.64             10,000,000
 15,000,000   Diageo PLC matures 12/1/98                                  5.59             15,000,000
 15,000,000   Deutsche Bank Financial matures 2/11/99                     5.28             14,843,550
 10,000,000   Enterprise Funding Corp. matures 1/19/99                    5.58              9,924,731
 20,000,000   General Electric Capital Corp.
                mature 1/29/99 to 2/19/99                             5.61 to 5.64        519,788,914
 10,000,000   General Electric Co. matures 12/31/98                       5.17              9,957,250
 28,244,000   General Motors Acceptance Corp.
                matures 12/28/98 to 1/14/99                               5.25             28,070,076
 20,000,000   Generale Bank matures 12/2/98 to 2/10/99                5.30 to 5.60        519,844,517
 20,000,000   Goldman Sachs & Co. mature 2/24/99 to 2/26/99           5.28 to 5.61        519,745,986
 12,000,000   GTE Corp. matures 2/2/99                                    5.47             11,886,600
 10,000,000   GTE Funding mature 12/21/98                                 5.17              9,971,444
 16,750,000   Halfax Building Society mature 1/25/99                      5.60             16,610,021
 20,000,000   IBM Credit Corp. mature 1/22/99 to 2/17/99              5.09 to 5.60        519,809,261
 10,000,000   International Lease Finance matures 2/3/99                  5.09              9,910,756

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1998
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

                                                                       ANNUALIZED
                                                                        YIELD ON
   FACE                                                                 DATE OF
  AMOUNT                 SECURITY                                       PURCHASE              VALUE
========================================================================================================
COMMERCIAL PAPER -- 78.4% (continued)
$21,000,000   International Nederlanden US Funding
                mature 12/28/98 to 5/6/99                             5.10% to 5.20%        $20,653,775
 30,000,000   J.P. Morgan & Co. mature 2/23/99 to 5/20/99              5.01 to 5.11          29,490,833
 10,000,000   Kitty Hawk matures 1/13/99                                   5.50               9,934,783
 15,000,000   Lloyds Bank matures 12/31/98                                 5.60              14,931,750
 28,000,000   Merrill Lynch & Co. mature 2/1/99 to 2/12/99             5.08 to 5.18          27,733,733
 20,000,000   Morgan Stanley Dean Witter & Co.
                mature 2/4/99 to 3/26/99                               5.34 to 5.65          19,734,764
 10,000,000   NationsBank Corp mature 2/9/99                               5.60               9,894,028
 15,000,000   National Bank of Canada Finance USA
                matures 2/2/99                                             5.22              14,865,338
 20,000,000   Norwest Corporation matures 1/22/99                          5.10              19,854,689
 16,875,000   Osterreich Kontrollbank mature 2/22/99 to 5/18/99        5.02 to 5.17          16,552,443
 11,100,000   Pfizer Inc. mature 12/9/98 to 12/18/98                   5.10 to 5.11          11,074,772
 14,690,000   Preferred Receivable Funding
                mature 1/12/99 to 2/8/99                               5.31 to 5.36          14,580,740
 10,000,000   Procter & Gamble Co. matures 12/11/98                        5.03               9,986,111
 10,000,000   Province de Quebec matures 3/15/99                           5.09               9,855,267
 15,000,000   Quincy Capital Corp matures 1/15/99                          5.55              14,896,875
 10,000,000   Saint Gobain (Compagnie) matures 12/15/98                    5.63               9,978,689
 30,000,000   SBC Communications matures 12/3/98                           5.01              29,991,667
  8,000,000   Svenska Handelsbanken matures 12/17/98                       5.62               7,980,480
 10,000,000   Swedish Export Credit matures 5/5/99                         5.04               9,788,167
 15,000,000   Transamerica Finance Corp.
                matures 2/22/99 to 3/26/99                             5.01 to 5.61          14,795,853
 10,000,000   Union Bank of Switzerland matures 3/18/99                    5.20               9,848,209
 15,000,000   USAA Capital Corp. matures 2/17/99                           5.27              14,831,000
 15,000,000   Wachovia Bank matures 2/17/99                                5.11              14,835,875
 11,500,000   Walt Disney Company matures 3/2/99                           5.07              11,354,653
  7,200,000   Westpac matures 1/13/99                                      5.60               7,152,958
--------------------------------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER
              (Cost-- $848,945,895)                                                         848,945,895
========================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 13.0%
 10,000,000   Bank of Nova Scotia matures 3/23/99                          5.75               9,996,220
  5,000,000   Bayerische Landesbank matures 3/15/99                        5.70               4,997,480
 15,000,000   Bayerische Vereinsbank AG matures 4/2/99                     5.09              15,023,575
 20,000,000   Canadian Imperial Bank Commerce matures 12/2/98              5.25              20,000,000
 14,750,000   Credit Agricole Indosuez mature 4/16/99                  5.70 to 5.78          14,746,896
 10,000,000   Deutsche Bank matures 4/16/99                                5.75               9,998,215
 15,000,000   Dresdner Bank matures 2/16/99                                5.12              15,006,472
  5,000,000   National Bank of Canada matures 6/10/99                      5.82               4,998,622

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          5

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1998
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

                                                                                ANNUALIZED
                                                                                 YIELD ON
   FACE                                                                          DATE OF
  AMOUNT                 SECURITY                                                PURCHASE                VALUE
====================================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 13.0% (continued)
$10,000,000   Rabo Bank matures 5/5/99                                              5.81%            $    9,998,742
 10,000,000   Republic National Bank of New York matures 2/16/99                    5.60                 10,000,000
 16,000,000   Society Generale NY mature 3/23/99 to 4/19/99                     5.75 to 5.80             15,997,335
 10,000,000   Swiss Bank Corp. matures 4/5/99                                       5.75                  9,999,016
--------------------------------------------------------------------------------------------------------------------
              TOTAL FOREIGN CERTIFICATES OF DEPOSIT
              (Cost -- $140,762,573)                                                                    140,762,573
====================================================================================================================
TIME DEPOSIT -- 2.3%
 25,000,000   First Chicago matures 12/1/98
              (Cost -- $25,000,000)                                                 5.38                 25,000,000
====================================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 1.8%
 20,000,000   Federal Home Loan Mortgage Association
                matures 2/5/99
              (Cost -- $19,816,667)                                                 5.07                 19,816,667
====================================================================================================================
REPURCHASE AGREEMENT -- 0.1%
    725,000   Morgan Stanley Dean Witter & Co., 5.25% due 12/1/98;
              Proceeds at maturity -- $725,106;
              (Fully collateralized by U.S. Treasury Notes,
              7.75% due 12/31/99; Market Value -- $730,171)
              (Cost -- $725,000)                                                                            725,000
====================================================================================================================
               TOTAL INVESTMENTS -- 100%
              (Cost -- $1,083,260,890*)                                                              $1,083,260,890
====================================================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1998
--------------------------------------------------------------------------------

                             GOVERNMENT PORTFOLIO

                                                                ANNUALIZED
                                                                 YIELD ON
   FACE                                                          DATE OF
  AMOUNT                 SECURITY                                PURCHASE              VALUE
=================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 91.6%
$14,154,000   Federal Farm Credit Bank
               mature 12/2/98 to 4/20/99                      4.77% to 5.54%         $14,098,434
 22,318,000   Federal Home Loan Bank
                mature 12/9/98 to 2/26/99                      4.81 to 5.50           22,172,107
 20,960,000   Federal Home Loan Mortgage Corp.
                mature 12/9/98 to 2/26/99                      4.81 to 5.42           20,822,463
 16,000,000   Federal National Mortgage Association
                mature 12/9/98 to 3/4/99                       4.81 to 5.51           15,881,473
-------------------------------------------------------------------------------------------------
              TOTAL U.S. AGENCIES AND
              INSTRUMENTALITIES
              (Cost -- $72,974,477)                                                   72,974,477
=================================================================================================
REPURCHASE AGREEMENT -- 8.4%
  6,683,000   Morgan Stanley Dean Witter & Co., 5.25% due 12/1/98;
              Proceeds at maturity -- $6,683,974; (Fully collateralized
              by U.S. Treasury Notes, 7.125% due 2/29/00;
              Market value -- $6,720,691) (Cost -- $6,683,000)                         6,683,000
=================================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $79,657,477*)                                                 $79,657,477
=================================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          7

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1998
--------------------------------------------------------------------------------

                               MUNICIPAL PORTFOLIO

  FACE
 AMOUNT    RATING(a)                      SECURITY                                      VALUE
================================================================================================
Alabama-- 1.0%
$  950,000    NR++      Cullman, AL IDR, (Pressac Project), 3.65%(b)                $   950,000
------------------------------------------------------------------------------------------------
Alaska -- 5.4%
 3,000,000    A-1       Alaska State Housing Finance Corp., Government
                          Purpose University, Series 97A, 3.20%(b)                    3,000,000
 2,000,000    A-1       Valdez Marine Term, (ARCO Project), Series B, 3.20%(b)        2,000,000
------------------------------------------------------------------------------------------------
                                                                                      5,000,000
------------------------------------------------------------------------------------------------
Arizona -- 2.1%
 2,000,000    A-1+      Apache County, AZ IDR, (Tucson Electric Power),
                          Series 83B, 3.20%(b)                                        2,000,000
------------------------------------------------------------------------------------------------
California -- 2.4%
 2,300,000    VMIG*     California Higher Education Student Loan Authority,
                          Series A-1, 3.15%(b)                                        2,300,000
------------------------------------------------------------------------------------------------
Colorado -- 6.8%
 2,300,000    NR++      Colorado Educational Facilities Authority,
                          (Regis Jesuit High School Project), 3.45%(b)                2,300,000
 2,000,000    A-1+      Denver, CO, City & County Airport Revenue,
                          Series B, 3.40%(b)                                          2,000,000
 2,000,000    A-1       Lakewood, CO MFH, (Marston Pointe Apartments
                          Project), 3.25%(b)                                          2,000,000
------------------------------------------------------------------------------------------------
                                                                                      6,300,000
------------------------------------------------------------------------------------------------
District of Columbia -- 2.4%
 1,000,000    SP-1+     District of Columbia, The TRAN, Series B, 3.75% due 9/30/99   1,005,252
 1,200,000    VMIG*     District of Columbia, The American University Project,
                          Series 85, 3.15%(b)                                         1,200,000
------------------------------------------------------------------------------------------------
                                                                                      2,205,252
------------------------------------------------------------------------------------------------
Florida -- 5.5%
 1,000,000    A-1++     Broward County, MFH Margate Investments Project, 3.15%(b)     1,000,000
 2,000,000    AAA       Dunedin Utility, (Pre-Refunded-- Escrowed with
                          US Government Securities to 10/1/99 Call @ 100),
                          6.00% due 1/1/15                                            2,052,501
 2,000,000    AAA       Florida State Turnpike Authority, (Pre-Refunded --
                          Escrowed with US Government Securities to 7/1/99 Call
                          @ 102), 7.50% due 7/1/19                                    2,083,253
------------------------------------------------------------------------------------------------
                                                                                      5,135,754
------------------------------------------------------------------------------------------------
Georgia -- 3.2%
 1,000,000    NR++      Decatur County & Bainbridge, GA Development
                          Authority, 3.55%(b)                                         1,000,000
                        Municipal Electricity Authority:
 1,000,000    A-1+        Series B, 3.10%(b)                                          1,000,000
 1,000,000    A-1+        Series D, 3.20%(b)                                          1,000,000
------------------------------------------------------------------------------------------------
                                                                                      3,000,000
------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1998
--------------------------------------------------------------------------------

                               MUNICIPAL PORTFOLIO

  FACE
 AMOUNT    RATING(a)                      SECURITY                                    VALUE
===============================================================================================
Hawaii -- 2.2%
$2,000,000   VMIG 1*   Hawaii Housing Finance & Development Corp.,
                         Series 93A, 3.15%(b)                                      $ 2,000,000
-----------------------------------------------------------------------------------------------
Illinois -- 13.7%
 1,000,000   AAA       Chicago, IL GO, (Pre-Refunded -- Escrowed with
                         U.S. government securities to 1/1/99 call @ 102),
                         7.50% due 1/1/17                                            1,023,164
 1,600,000   A-1+      Chicago AMBAC-Insured, PART, 3.28%(b)                         1,600,000
 3,000,000   A-1+      Elmhurst, IL, (Joint Commission Accreditation
                         Healthcare), 3.45%(b)                                       3,000,000
 1,600,000   A-1+      Illinois Education Facilities Authority,
                         National Louis College, 3.45%(b)                            1,600,000
 1,600,000   VMIG 1*   Illinois Education Facilities Authority,
                         Museum of Science, 3.15%(b)                                 1,600,000
 1,815,000   AAA       Illinois State Sales Tax, Series K, (Pre-Refunded
                         -- Escrowed with Government Securities to 6/15/99 Call
                         @ 102), 7.00% due 6/15/19                                   1,880,878
 2,000,000   A-1+      Lisle, IL MFH, (Ashley of Lisle Project), 3.20%(b)            2,000,000
-----------------------------------------------------------------------------------------------
                                                                                    12,704,042
-----------------------------------------------------------------------------------------------
Indiana -- 2.4%
 1,000,000   SP-1+     Indiana Bond Bank, Series A-2, 4.00%, due 1/20/99             1,000,530
 1,255,000   A-1+      Marion Economic Development Revenue Synectic
                         Partnership, 3.28%(b)                                       1,255,000
-----------------------------------------------------------------------------------------------
                                                                                     2,255,530
-----------------------------------------------------------------------------------------------
Kentucky -- 2.2%
 1,000,000   VMIG 1*   Futon County (United Healthcare Hospital Co.) 3.15%(b)        1,000,000
 1,000,000   NR+       Hancock, KY IDR, (Southwire Co. Project)
                         Series 92A, 3.60%(b)                                        1,000,000
-----------------------------------------------------------------------------------------------
                                                                                     2,000,000
-----------------------------------------------------------------------------------------------
Louisiana -- 1.1%
 1,000,000   A-1+      Jefferson Parish Service District-West Jefferson
                         Medical Center, 3.15%(b)                                    1,000,000
-----------------------------------------------------------------------------------------------
Maryland -- 2.5%
 2,300,000   A-1+      Baltimore PCR, (SCM Plants Project), 3.45%(b)                 2,300,000
-----------------------------------------------------------------------------------------------
Massachusetts-- 2.4%
 2,200,000   A-1+      Massachusetts GO, Series A, 3.40%(b)                          2,200,000
-----------------------------------------------------------------------------------------------
Michigan-- 1.1%
 1,000,000   A-1+      Michigan State JOB, Gordan Food Service, 3.40%(b)             1,000,000
-----------------------------------------------------------------------------------------------
Minnesota-- 1.7%
 1,600,000   A-1+      Duluth Lake Superior Paper Co., 3.40%(b)                      1,600,000
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                          9

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1998
--------------------------------------------------------------------------------

                               MUNICIPAL PORTFOLIO

  FACE
 AMOUNT    RATING(a)                      SECURITY                                      VALUE
===============================================================================================
Missouri -- 1.1%
$1,000,000   A-1+      Missouri State Health, (Medical Research Facilities
                         Stowers Institute), 3.40%(b)                               $1,000,000
-----------------------------------------------------------------------------------------------
Nebraska -- 1.1%
 1,000,000   AAA       Omaha Public Power District, Series A,
                         (Pre-Refunded-- Escrowed with U.S. government
                         securities to 2/1/99 maturity)                              1,003,223
-----------------------------------------------------------------------------------------------
Nevada -- 1.1%
 1,000,000   A-1+      Nevada State GO, PART, 3.58%(b)                               1,000,000
-----------------------------------------------------------------------------------------------
New Jersey -- 2.2%
 2,000,000   A-1       New Jersey TRAN TECP, Series 1999A, 3.15% due 3/9/99          2,000,000
-----------------------------------------------------------------------------------------------
New Mexico -- 1.1%
 1,000,000   SP-1+     New Mexico TRAN, Series 98-99, 4.25% due 6/30/99              1,003,627
-----------------------------------------------------------------------------------------------
Ohio -- 3.2%
 1,000,000   VMIG 1*   Franklin County Hospital Facilities Revenue,
                         (U.S. Health Corp.), 3.40%(b)                               1,000,000
 2,000,000   NR++      Oakwood Village, OH IDR (Sennett Steel Corp. PJ), 3.25%(b)    2,000,000
-----------------------------------------------------------------------------------------------
                                                                                     3,000,000
-----------------------------------------------------------------------------------------------
Oregon -- 4.0%
 3,750,000   VMIG 1*   Hillsboro, OR Graduate Center Institute, 3.50%(b)             3,750,000
-----------------------------------------------------------------------------------------------
Pennsylvania-- 3.2%
 1,000,000   SP-1+     Philadelphia TRAN, Series A, 4.25% due 6/30/99                1,003,459
 1,000,000   SP-1+     Philadelphia School District TRAN, Series A,
                         4.25% due 6/30/99                                           1,003,425
 1,000,000   A-1       York General Authority, Pooled Financing, 3.45%(b)            1,000,000
-----------------------------------------------------------------------------------------------
                                                                                     3,006,884
-----------------------------------------------------------------------------------------------
South Carolina -- 1.3%
 1,200,000   SP-1+     Piedmont Muni Power Agency, MBIA-Insured,
                         Series A, 3.15%(b)                                          1,200,000
-----------------------------------------------------------------------------------------------
Tennessee -- 2.7%
 1,500,000   VMIG 1*   Clarksville Public Building Authority, Series 97, 3.45%(b)    1,500,000
 1,000,000   AAA       Tennessee Energy Acquisition, AMBAC-Insured,
                         3.75% due 9/1/99                                            1,002,187
-----------------------------------------------------------------------------------------------
                                                                                     2,502,187
-----------------------------------------------------------------------------------------------
Texas -- 11.8%
 2,000,000   A-1+      Bexar County Health Facilities Retirement
                         Community, 3.40%(b)                                         2,000,000
 1,000,000   A-1+      Bextar County MFH (Windbridge Apartments
                         Project), 3.40%(b)                                          1,000,000
 1,700,000   A-1+      Harris County, Toll Road, Series E, 3.05%(b)                  1,700,000
 1,000,000   A-1+      Houston, TX Go, Series A, TECP, 3.05% due 3/15/99             1,000,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)               November 30, 1998
--------------------------------------------------------------------------------

                               MUNICIPAL PORTFOLIO

  FACE
 AMOUNT    RATING(a)                      SECURITY                                      VALUE
===============================================================================================
Texas -- 11.8% (continued)
$1,700,000   NR+       Montgomery County, IDA, (Medical Manufacturing
                         Partnership Project), 3.50%(b)                             $1,700,000
 1,675,000   A-1+      Texas Higher Education Authority, FGIC-Insured, 3.15%(b)      1,675,000
 1,900,000   VMIG 1*   Texas Small Business, IDR, 3.20%(b)                           1,900,000
-----------------------------------------------------------------------------------------------
                                                                                    10,975,000
-----------------------------------------------------------------------------------------------
Utah -- 1.1%
 1,000,000   AAA       Salt Lake City, UT Hospital Revenue (Pre-Refunded --
                         Escrowed with U.S. government securities to
                         2/15/99 @ 102), 7.60% due 2/15/20                           1,027,786
-----------------------------------------------------------------------------------------------
Virginia -- 3.3%
 1,000,000   A-1       Alexandria, VA IDR, (Pooled Loan Program),
                         Series A, 3.45%(b)                                          1,000,000
 2,100,000   A-1+      Brunswick County, VA IDA, (Ageis Waster
                         Solution), 3.50%(b)                                         2,100,000
-----------------------------------------------------------------------------------------------
                                                                                     3,100,000
-----------------------------------------------------------------------------------------------
Washington -- 1.3%
 1,000,000   A-1+      Pierce County, Economic Development Authority,
                         (Weyerhaeuser Real Estate Project), 3.15%(b)                1,000,000
   200,000   A-1+      Washington State Public Power Supply System,
                         Series 98-3A, MBIA-Insured, 3.00%(b)                          200,000
-----------------------------------------------------------------------------------------------
                                                                                     1,200,000
-----------------------------------------------------------------------------------------------
Wisconsin -- 2.2%
 2,000,000   NR++      Wisconsin State Go, Series A, 4.25% due 5/1/99                2,004,813
-----------------------------------------------------------------------------------------------
Wyoming-- 1.2%
 1,150,000   A-1+      Green River Power Rhone-Poulene, Series 92 A, 3.25%(b)        1,150,000
-----------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS -- 100%
                       (Cost -- $92,874,098**)                                     $92,874,098
===============================================================================================

(a) All ratings are by Standard & Poor's Rating Services, except those which are identified by an asterisk (*), are rated by Moody's Investors Service Inc.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
NR+ Security has not been rated by either Moody's Investors Service or Standard & Poor's Rating Services. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
NR++ Security has been rated by either Moody's Investors Service Inc. or Standard & Poor's Rating Service. However, the Board of Directors has determined that the security presents minimal credit risk

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See page 12 for definition of ratings and certain security descriptions.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         11

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The  definitions of the applicable rating symbols are set forth below:

AAA    --Bonds rated "AAA" have the highest rating assigned by Standard &
         Poor's Rating Services ("Standard & Poor's"). Capacity to pay interest and repay principal is extremely strong.


--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1   --Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    --Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 --Moody's Investors Service Inc.
         ("Moody's") highest rating for issues having a demand feature -- VRDO.
P-1    --Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR     --Indicates that the bond is not rated by Moody's or Standard & Poor's.


--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

AMBAC  --AMBAC Indemnity Corporation
BAN    --Bond Anticipation Notes
EDC    --Economic Development Corporation
EFA    --Educational Facilities Authority
ETM    --Escrowed to Maturity
FGIC   --Financial Guaranty Insurance Company
FRTC   --Floating Rate Trust Certificates
FSA    --Financial Security Assurance
GO     --General Obligation
HDA    --Housing Development Authority
HEFA   --Health and Educational Facilities Authority
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDC    --Industrial Development Corporation
IDR    --Industrial Development Revenue
MBIA   --Municipal Bond Investor's Assurance Corporation
MFH    --Multi-Family Housing
PART   --Partnership Structure
PCFA   --Pollution Control Finance Authority
PCR    --Pollution Control Revenue
PFA    --Public Facilities Authority
RAN    --Revenue Anticipation Notes
RAW    --Revenue Anticipation Warrants
STEM   --Short-Term Extendable Maturity
TAN    --Tax Anticipation Notes
TECP   --Tax Exempt Commercial Paper
TOB    --Tender Option Bond
TRAN   --Tax & Revenue Anticipation Notes
USD    --United School District
VHA    --Veterans Housing Authority


--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)               November 30, 1998
--------------------------------------------------------------------------------

                                               Cash           Government       Municipal
                                             Portfolio         Portfolio       Portfolio
===========================================================================================
ASSETS:
  Investments, at amortized cost           $1,083,260,890     $79,657,477      $92,874,098
  Cash                                                927              28           24,945
  Interest receivable                           5,352,033             902          569,844
  Other assets                                       --            22,000             --
  Prepaid expenses                                245,537         101,190           63,064
-------------------------------------------------------------------------------------------
  Total Assets                              1,088,859,387      79,781,597       93,531,951
-------------------------------------------------------------------------------------------

LIABILITIES:
  Dividend payable                              4,122,510         317,113          207,988
  Management fees payable                       1,630,135         177,889           79,908
  Distribution fees payable                         1,973            --               --
  Deferred compensation payable                     1,293            --               --
  Payable for securities purchased             19,898,983            --               --
  Accrued expenses                                131,189          15,201           19,344
-------------------------------------------------------------------------------------------
  Total Liabilities                            25,786,083         510,203          307,240
-------------------------------------------------------------------------------------------
Total Net Assets                           $1,063,073,304     $79,271,394      $93,224,711
===========================================================================================
NET ASSETS CONSIST OF:
  Capital Stock
    (25,000,000,000 shares
    authorized for each Portfolio;
    par value $0.00001 per share)          $       10,631     $       793      $       932
  Capital paid in excess of
    par value                               1,063,062,673      79,270,601       93,224,155
  Accumulated net realized loss
    from security transactions                       --              --               (376)
-------------------------------------------------------------------------------------------
Total Net Assets                           $1,063,073,304     $79,271,394      $93,224,711
===========================================================================================
Shares Outstanding:
  Class A                                   1,063,067,743      79,270,223       93,224,591
-------------------------------------------------------------------------------------------
Net Asset Value                                     $1.00           $1.00            $1.00
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         13

--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1998

                                               Cash           Government        Municipal
                                             Portfolio         Portfolio        Portfolio
===========================================================================================
INVESTMENT INCOME:
  Interest                                    $24,603,806      $2,332,517       $1,544,549
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                       1,191,230         115,535          118,551
  Registration fee                                100,000           7,000           13,000
  Shareholder and system servicing fees            82,800          11,700           12,000
  Custody                                          22,800           4,500            6,000
  Audit and legal                                  17,000           8,000            6,500
  Shareholder communications                       13,000           3,000            1,000
  Directors' fees                                  10,000           5,500            6,000
  Distribution fees (Note 2)                        2,896            --                292
  Rating service fees                                --             7,000             --
  Other                                             7,000           1,500            1,700
-------------------------------------------------------------------------------------------
  Total Expenses                                1,446,726         163,735          165,043
  Less: Management fee waivers (Note 2)          (433,927)        (65,373)         (64,181)
-------------------------------------------------------------------------------------------
  Net Expenses                                  1,012,799          98,362          100,862
-------------------------------------------------------------------------------------------
Net Investment Income                          23,591,007       2,234,155        1,443,687
-------------------------------------------------------------------------------------------
Net Realized Gain From
  Security Transactions                             9,309           3,619              981
-------------------------------------------------------------------------------------------
Increase in Net Assets
  From Operations                             $23,600,316      $2,237,774       $1,444,668
===========================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1998 (unaudited) and the Year Ended May 31, 1998

Cash Portfolio                                 November 30         May 31
==============================================================================
OPERATIONS:
  Net investment income                      $    23,591,007    $    30,641,549
  Net realized gain                                    9,309              6,986
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations          23,600,316         30,648,535
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                          (23,600,307)       (30,642,659)
  Net realized gain                                     --                 (324)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                (23,600,307)       (30,642,983)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares             2,944,451,446      4,848,429,756
  Net asset value of shares issued
    for reinvestment of dividends                 22,920,082         26,496,571
  Cost of shares reacquired                   (2,755,080,814)    (4,240,204,283)
-------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                      212,290,714        634,722,044
-------------------------------------------------------------------------------
Increase in Net Assets                           212,290,723        634,727,596
NET ASSETS:
  Beginning of period                            850,782,581        216,054,985
-------------------------------------------------------------------------------
  End of period                              $ 1,063,073,304    $   850,782,581
===============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         15

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1998 (unaudited) and the Year Ended May 31, 1998

Government Portfolio                            November 30        May 31
==============================================================================
OPERATIONS:
  Net investment income                        $   2,234,155    $   6,399,088
  Net realized gain                                    3,619             --
------------------------------------------------------------------------------
  Increase in Net Assets From Operations           2,237,774        6,399,088
------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                           (2,238,487)      (6,397,204)
  Net realized gain                                     --               --
------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                 (2,238,487)      (6,397,204)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares               330,512,141      630,868,183
  Net asset value of shares issued
    for reinvestment of dividends                  2,278,318        6,477,905
  Cost of shares reacquired                     (342,001,933)    (700,704,603)
------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                       (9,211,474)     (63,358,515)
------------------------------------------------------------------------------
Decrease in Net Assets                            (9,212,187)     (63,356,631)

NET ASSETS:
  Beginning of period                             88,483,581      151,840,212
------------------------------------------------------------------------------
  End of period                                $  79,271,394    $  88,483,581
==============================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1998 (unaudited) and the Year Ended May 31, 1998

Municipal Portfolio                            November 30          May 31
===============================================================================
OPERATIONS:
  Net investment income                       $   1,443,687      $   2,354,445
  Net realized gain (loss)                              981             (1,067)
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations          1,444,668          2,353,378
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                          (1,444,496)        (2,353,139)
  Net realized gain                                    --                 (440)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                (1,444,496)        (2,353,579)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares              500,707,780        780,950,264
  Net asset value of shares issued
    for reinvestment of dividends                 1,465,226          2,114,140
  Cost of shares reacquired                    (494,619,413)      (721,059,255)
-------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                       7,553,593         62,005,149
-------------------------------------------------------------------------------
Increase in Net Assets                            7,553,765         62,004,948

NET ASSETS:
  Beginning of period                            85,670,946         23,665,998
-------------------------------------------------------------------------------
  End of period                               $  93,224,711      $  85,670,946
===============================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio ("Cash"), Government Portfolio ("Government") and Municipal Portfolio ("Municipal").

The significant accounting policies consistently followed by the Portfolios are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value;(c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.Management Agreement and Other Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney
Holdings, Inc. ("SSBH"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays MMC a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

For the six months ended November 30, 1998, MMC waived management fees of $433,927, $65,373 and $64,181 for the Cash, Government and Municipal Portfolios, respectively.

On October 8,1998, CFBDS, Inc. became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.


--------------------------------------------------------------------------------
18                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of each Portfolio's Class B shares. For the six months ended November
30, 1998, total Distribution Plan fees incurred were:

                                  Cash          Government           Municipal
================================================================================
Distribution Plan Fees           $2,896             --                 $292
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Dividends, Exempt-Interest Dividends and Other Distributions

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

Furthermore, Municipal intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


4. Repurchase Agreements

The Fund purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


5. Capital Shares

At November 30, 1998, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

Transactions in shares of each Portfolio were as follows:

                                             Six Months Ended       Year Ended
                                             November 30, 1998     May 31, 1998
================================================================================
Cash Portfolio -- Class A Shares
Shares sold                                    2,944,451,446      4,843,709,377
Shares issued on reinvestment                     22,920,082         26,444,115
Shares redeemed                               (2,755,080,814)    (4,237,831,783)
--------------------------------------------------------------------------------
Net Increase                                     212,290,714        632,321,709
================================================================================
Cash Portfolio -- Class B Shares (a)(b)
Shares sold                                        5,000,000          4,720,379
Shares issued on reinvestment                         61,113             52,456
Shares redeemed                                   (7,461,448)        (2,372,500)
--------------------------------------------------------------------------------
Net Increase (Decrease)                           (2,400,335)         2,400,335
================================================================================
Government Portfolio
Shares sold                                      330,512,141        630,868,183
Shares issued on reinvestment                      2,278,318          6,477,905
Shares redeemed                                 (342,001,933)      (700,704,603)
--------------------------------------------------------------------------------
Net (Decrease)                                    (9,211,474)       (63,358,515)
================================================================================
Municipal Portfolio -- Class A Shares
Shares sold                                      500,707,780        774,368,714
Shares issued on reinvestment                      1,465,226          2,105,943
Shares redeemed                                 (494,619,413)      (714,469,508)
--------------------------------------------------------------------------------
Net Increase                                       7,553,593         62,005,149
================================================================================
Municipal Portfolio -- Class B Shares (c)
Shares sold                                             --            6,581,550
Shares issued on reinvestment                           --                8,197
Shares redeemed                                         --           (6,589,747)
--------------------------------------------------------------------------------
Net Increase                                            --                 --
================================================================================
(a) Transactions are for the period from October 28, 1997 (inception date) to May 31, 1998.
(b) As of November 30, 1998, Class B shares were fully redeemed.
(c) As of May 31, 1998, Class B shares were fully redeemed.


--------------------------------------------------------------------------------
20                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended May 31, except where noted:

                                                                       Class A Shares
                                              -------------------------------------------------------------
Cash Portfolio                                  1998(1)            1998            1997          1996(2)
===========================================================================================================
Net Asset Value, Beginning of Period               $1.00           $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------
  Net investment income (3)                        0.027           0.055           0.052           0.053
  Distributions from net investment income        (0.027)         (0.055)         (0.052)         (0.053)
  Distributions from net realized gains             --            (0.000)*          --              --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $1.00           $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------
Total Return                                        2.72%++         5.58%           5.35%           5.44%++
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $1,063,068        $848,383        $216,055        $277,572
-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)(4)                                   0.23%+          0.23%           0.23%           0.15%+
  Net investment income                             5.40+           5.43            5.23            5.43+
===========================================================================================================

(1)  For the six months ended November 30, 1998 (unaudited).
(2)  For the period from June 16, 1995 (inception date) to May 31, 1996.
(3) The Manager has waived a portion of its fees for the Portfolio for the period ended November 30, 1998, for the years ended May 31, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets for the Class A shares would have been:

                            Per Share
                          Decrease to Net                   Expense Ratio
                        Investment Income                Without Fee Waiver
                ---------------------------------   ----------------------------
                 1998(1)    1998    1997    1996    1998(1)  1998   1997   1996
                --------   ------  ------  ------   ------- -----  -----  ------
Class A         $0.000(*)  $0.001  $0.001  $0.001   0.32%+  0.35%  0.36%  0.39%+

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
*    Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         21

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended May 31, except where noted:

                                                             Class B Shares
                                                           -------------------
Cash Portfolio                                             1998(1)     1998(2)
==============================================================================
Net Asset Value, Beginning of Period                      $1.00         $1.00
------------------------------------------------------------------------------
  Net investment income (3)                               0.022         0.031
  Distributions from net investment income               (0.022)       (0.031)
  Distributions from net realized gains                     --            --
------------------------------------------------------------------------------
Net Asset Value, End of Period                            $1.00         $1.00
------------------------------------------------------------------------------
Total Return++                                             2.23%         3.13%
------------------------------------------------------------------------------
Net Assets, End of Period (000s)                             $0        $2,400
------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses (3)(4)                                          0.48%         0.47%
  Net investment income                                    4.80          5.21
==============================================================================

(1)  For the six months ended November 30, 1998 (unaudited).
(2)  For the period from October 28, 1997 (inception date) to May 31, 1998.
(3) The Manager has waived a portion of its fees for the Portfolio for the periods ended November 30, 1998 and May 31, 1998.If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets for the Class B shares would have been:

                             Per Share
                          Decrease to Net                  Expense Ratio
                         Investment Income              Without Fee Waiver
                        -------------------             ------------------
                        1998(1)      1998               1998(1)      1998
                        -------      ----               -------      ----
     Class B            $0.000*     $0.000*             0.57%+      0.48+

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.48%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
22                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended May 31, except where noted:


Government Portfolio                          1998(1)         1998         1997       1996(2)
===============================================================================================
Net Asset Value, Beginning of Period            $1.00         $1.00        $1.00       $1.00
-----------------------------------------------------------------------------------------------
  Net investment income (3)                     0.026         0.053        0.052       0.052
  Distributions from net investment income     (0.026)       (0.053)      (0.052)     (0.052)
  Distributions from net realized gains          --            --         (0.000)*    (0.000)*
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $1.00         $1.00        $1.00       $1.00
-----------------------------------------------------------------------------------------------
Total Return                                     2.65%++       5.46%        5.29%       5.36%++
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $79,271       $88,484     $151,840     $57,698
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)(4)                                0.23%+        0.23%        0.21%       0.16%+
  Net investment income                          5.29+         5.33         5.18        5.28+
===============================================================================================

(1)  For the six months ended November 30, 1998 (unaudited).
(2) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(3) The Manager has waived a portion of its fees for the Portfolio for the period ended November 30, 1998, for the years ended May 31, 1998, 1997 and the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                     Per Share
                   Decrease to Net                       Expense Ratio
                  Investment Income                    Without Fee Waiver
           -------------------------------       -----------------------------
           1998(1)   1998    1997    1996        1998(1)   1998   1997   1996
           -------  ------  ------  ------       -------  -----  -----  ------
            $0.001  $0.002  $0.001  $0.002       0.38%+   0.39%  0.43%  0.55%+

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
*    Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
Smith Barney Institutional Cash Management Fund, Inc.                         23

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended May 31, except where noted:


Municipal Portfolio                            1998(1)         1998           1997       1996(2)
===================================================================================================
Net Asset Value, Beginning of Period            $1.00          $1.00          $1.00        $1.00
---------------------------------------------------------------------------------------------------
  Net investment income (3)                     0.016          0.035          0.034        0.035
  Distributions from net investment income     (0.016)        (0.035)        (0.034)      (0.035)
  Distributions from net realized gains          --           (0.000)*         --           --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $1.00          $1.00          $1.00        $1.00
---------------------------------------------------------------------------------------------------
Total Return                                     1.66%++        3.56%          3.40%        3.55%++
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $93,225        $85,671        $23,666      $59,308
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)(4)                                0.23%+         0.23%          0.21%        0.15%+
  Net investment income                          3.37+          3.50           3.34         3.46+
===================================================================================================

(1)  For the six months ended November 30, 1998 (unaudited).
(2) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.
(3) The Manager has waived all or part of its fees for the Portfolio for the period ended November 30, 1998, for the years ended May 31, 1998, 1997 and the period ended May 31, 1996. In addition, the Manager agreed to reimburse the Portfolio for $63,835 in expenses for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the ratio of expenses to average net assets would have been:

                     Per Share                           Expense Ratio
                   Decrease to Net                     Without Fee Waiver
                  Investment Income                     and Reimbursement
           -------------------------------       -----------------------------
           1998(1)   1998    1997    1996        1998(1)   1998  1997    1996
           -------  ------  ------  ------       -------  -----  -----  ------
            $0.001  $0.001  $0.004  $0.003       0.38%+   0.41%  0.41%  0.69%+

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
(*)  Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
24                                       1998 Semi-Annual Report to Shareholders

SalomonSmithBarney
-----------------------------------
        A member of citigroup[LOGO]


Directors

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus


Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis Zahorodny
Vice President and
Investment Officer

Lawrence T. McDermott
Vice President and
Investment Officer

Joseph Benevento
Vice President and
Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary


Investment Manager

Mutual Management Corp.


Distributor

CFBDS, Inc.


Custodian

PNC Bank, N.A.


Shareholder
Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Institutional Cash
Management Fund, Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2405 1/99